PROPERTY AND EQUIPMENT - Gain on disposal or sale of property and equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT.
Proceeds from sale of property and equipment	Rp 1,496	Rp 629	Rp 1,367
Net book value	(853)	(1)	(1,009)
Gain on sale of property and equipment	Rp 643	Rp 628	Rp 358